RELATED PARTIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sales and others, related parties	R$ 281.6	R$ 336.8	R$ 74.9
Service fees / reimbursement of expenses and other receivables	236.4	251.1	116.1
Royalties income, related parties	62.7	46.3	35.4
Product purchases and other, related parties	(1,472.9)	(1,836.5)	(1,787.0)
Royalty expense, related parties	(1,317.6)	(1,103.4)	(888.6)
Net finance cost, related parties	35.8	56.9	184.3
Anheuser Busch In Bev Nv [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	0.3
Service fees / reimbursement of expenses and other receivables	222.4	188.1	97.2
Royalties income, related parties	0.2	0.2	0.1
Product purchases and other, related parties	(6.6)	(5.7)	(0.5)
Royalty expense, related parties	(282.1)	(242.5)	(143.3)
Net finance cost, related parties	49.2	70.4	64.0
Anheuser Busch Package [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(292.4)	(284.6)	(235.5)
Royalty expense, related parties
Net finance cost, related parties
Anheuser Busch Procurement [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables	0.1
Royalties income, related parties
Product purchases and other, related parties	(3.0)	(1.2)
Royalty expense, related parties	(52.7)
Net finance cost, related parties	(15.9)		(0.5)
Anheuser Busch Inbev Usa Llc [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	0.8
Service fees / reimbursement of expenses and other receivables	0.6
Royalties income, related parties	62.5	46.1	35.3
Product purchases and other, related parties	(439.9)	(475.5)	(464.5)
Royalty expense, related parties	(541.1)	(546.4)	(454.5)
Net finance cost, related parties			(0.2)
Bavaria Sa [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	197.8	317.9	72.3
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(28.2)	(50.9)	(56.7)
Royalty expense, related parties
Net finance cost, related parties
Bees Global [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables	2.2
Royalties income, related parties
Product purchases and other, related parties
Royalty expense, related parties
Net finance cost, related parties
Cerveceria Modelo De Mexico S De Rl De Cv [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	24.6	0.4	0.9
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(604.1)	(894.5)	(959.2)
Royalty expense, related parties	(372.4)	(280.2)	(275.7)
Net finance cost, related parties		(13.5)
Inbev Belgium Nv [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	1.0
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(38.5)	(49.4)	(41.9)
Royalty expense, related parties
Net finance cost, related parties
Other related parties [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	57.1	18.5	1.4
Service fees / reimbursement of expenses and other receivables	11.1	63.0	10.8
Royalties income, related parties
Product purchases and other, related parties	(60.2)	(74.7)	(28.7)
Royalty expense, related parties	(69.3)	(34.3)	(15.1)
Net finance cost, related parties	R$ 2.5		1.0
Anheuser Busch Inbev Services Llc [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties			0.3
Service fees / reimbursement of expenses and other receivables			8.1
Royalties income, related parties
Product purchases and other, related parties
Royalty expense, related parties
Net finance cost, related parties
Interbrew International B V [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties
Royalty expense, related parties
Net finance cost, related parties			R$ 120.0